INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current	$ 0	$ 0
Deferred	1,433,000	0
Income tax provision	$ 1,433,000	$ 0